Share Based Compensation - Schedule of Share Options Activity (Details) - Share Options [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares shares
Schedule of Share Options Activity [Line Items]
Number of Share Options, Outstanding, balance | shares	2,374,240
Weighted Average Exercise Price, Outstanding | $ / shares	$ 0.07
Weighted Average Remaining Contractual Years, Outstanding	6 years 8 months 1 day
Aggregate Intrinsic Value, Outstanding | $	$ 311
Number of Share Options, Vested and expected to vest, balance | shares
Weighted Average Exercise Price, Vested and expected to vest | $ / shares
Aggregate Intrinsic Value, Vested and expected to vest | $
Number of Share Options, Exercisable | shares
Weighted Average Exercise Price, Exercisable | $ / shares
Aggregate Intrinsic Value, Exercisable | $
Number of Share Options, Granted | shares	120,000
Weighted Average Exercise Price, Granted | $ / shares	$ 0.01
Aggregate Intrinsic Value, Granted | $
Number of Share Options, Exercised | shares	(665,740)
Weighted Average Exercise Price, Exercised | $ / shares	$ 0.06
Aggregate Intrinsic Value, Exercised | $
Number of Share Options, Forfeited | shares	(1,828,500)
Weighted Average Exercise Price, Forfeited | $ / shares	$ 0.02
Aggregate Intrinsic Value, Forfeited | $
Number of Share Options, Outstandingbalance | shares
Weighted Average Exercise Price, Outstanding, balance | $ / shares
Aggregate Intrinsic Value, Outstanding, balance | $